RELATED PARTY TRANSACTIONS AND BALANCES (Details)									1 Months Ended	12 Months Ended
	Oct. 27, 2015 USD ($)	Oct. 27, 2015 CNY (¥)	Oct. 26, 2015 USD ($)	May 04, 2015 USD ($)	May 04, 2015 CNY (¥)	Mar. 12, 2015 USD ($)	Mar. 12, 2015 CNY (¥)	Feb. 27, 2014 USD ($)	Sep. 30, 2013 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)	Oct. 26, 2015 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Repayment of entrusted loan and interest to related parties										$ 262,265,810	¥ 1,820,911,519
Due from related parties, current										113,438,569			¥ 961,791,458		¥ 787,603,986
Due from related parties, non-current										86,405,479			543,911,586		599,913,241
Due to related parties, current										$ 120,613,761			2,062,965,953		837,421,345
eLong
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties											261,139,916		7,191,870
Commissions to related parties											85,780,819		9,532,316
Due from related parties, current													34,515,489		132,381,883
Due to related parties, current													165,436,171		506,461,015
Home Inns
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties											66,921,837		34,556,539	¥ 38,139,325
Hanting
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties											44,094,542		17,740,390	19,234,632
Online marketing service from related parties											13,000,000
Tujia
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties											6,023,389		5,967,489
A technology company focusing on hotel customer reviews
RELATED PARTY TRANSACTIONS AND BALANCES
Loan and interest to related parties									¥ 13,000,000					694,577
Term of the loan									1 year
Baidu
RELATED PARTY TRANSACTIONS AND BALANCES
Loan and interest to related parties	$ 100,000,000	¥ 650,000,000
Repayment of entrusted loan and interest from related parties											652,299,803
Commissions to related parties											96,056,853
Online marketing service from related parties											110,064,311		89,244,042
Repayment of entrusted loan and interest to related parties											1,837,384,234
Term of the loan	12 months	12 months
Interest rate on loan (as a percent)	1.00%	1.00%
Due from related parties, current													788,860,421		408,834,667
Due to related parties, current													1,891,209,753		293,579,066
Outstanding entrusted loan and interest to related parties													651,000,000
Baidu | Qunar
RELATED PARTY TRANSACTIONS AND BALANCES
Outstanding balance related to business cooperation agreement													138,000,000		409,000,000
Skyseas
RELATED PARTY TRANSACTIONS AND BALANCES
Loan and interest to related parties											73,399,675	$ 80,000,000	¥ 15,826,363	505,955,950
Interest rate on loan (as a percent)												3.00%	3.00%
Due from related parties, current													¥ 56,727,885		132,035,460
Due from related parties, non-current													543,911,586		599,913,241
LY.com
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions to related parties											62,150,144		75,297,659	76,093,733
Due from related parties, current													33,051,263		96,308,665
Ananda Travel Service (Aust.) Pty Limited ("Ananda")
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party											¥ 12,714,298		11,351,388	¥ 27,197,283
Others
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current													48,636,400		18,043,311
Due to related parties, current													¥ 6,320,029		¥ 37,381,264
Baidu Times | Qunar
RELATED PARTY TRANSACTIONS AND BALANCES
Interest rate on loan (as a percent)			4.14%
Loan granted by related parties			$ 99,000,000													¥ 640,000,000
Debt instrument term			12 months
Revolving credit facility agreement | Qunar
RELATED PARTY TRANSACTIONS AND BALANCES
Drawdowns during the period					¥ 627,000,000		¥ 507,000,000
Revolving credit facility agreement | Baidu | Qunar
RELATED PARTY TRANSACTIONS AND BALANCES
Drawdowns during the period				$ 97,000,000	¥ 627,000,000	$ 78,000,000	¥ 507,000,000
Maximum borrowing capacity | $								$ 300,000,000
Debt instrument term								3 years
Commitment fee | $								$ 0
Rate of benchmark lending rate								90.00%
Maximum | Revolving credit facility agreement | Baidu | Qunar
RELATED PARTY TRANSACTIONS AND BALANCES
Duration for repayment of drawdown								3 years